Document And Entity Information	Nov. 02, 2021
Document Information Line Items
Entity Registrant Name	GREENBOX POS
Trading Symbol	GBOX
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001419275
Document Period End Date	Nov. 02, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34294
Entity Tax Identification Number	22-3962936
Entity Address, Address Line One	3131 Camino Del Rio North, Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(619)
Local Phone Number	-631-8261
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Common Stock, $0.001 par value
Security Exchange Name	NASDAQ